Property and equipment, net - Summary of Property, Plant and Equipment's (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 28,211		¥ 27,060
Less: Accumulated depreciation	(22,719)		(19,281)
Property and equipment, net	5,492	$ 800	7,779
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,879		2,669
Furniture, Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,082		7,503
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,740		3,684
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,501		10,209
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 3,009		¥ 2,995